Material accounting policies	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Material accounting policies

3.	Material accounting policies

The significant accounting policies applied in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those disclosed in Note 3 to the Company’s audited annual consolidated financial statements for the year ended December 31, 2025. There have been no other significant changes to the Company’s accounting policies during the three and nine months ended September 30, 2026, other than the addition of the accounting policy for derivatives as described below.

Derivatives

The Company may use its capped call instruments (“Capped Calls”) issued in connection with the June 2026 Convertible Senior Notes. A Capped Call is a derivative instrument that allows the Company to settle its conversion obligations in respect of the June 2026 Convertible Senior Notes in common shares, cash, or a combination of the two, to economically offset potential dilution arising from the conversion of the associated convertible instruments, subject to a cap. Capped Calls are classified as derivative assets, initially measured at fair value on the issuance date and subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in other income (expenses) in the consolidated statements of operations.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

As an accounting policy election, the Company does not reassess or reclassify financial instruments for changes in circumstances occurring after initial recognition, other than where reclassification is required by IFRS. Accordingly, financial instruments continue to be accounted for based on their classification at initial recognition. This policy applies consistently to similar changes in circumstances, including changes in the Company’s functional currency, which may otherwise have affected the classification of certain convertible debt instruments.